BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total borrowings
2022	$3	$30	$60	$93
2023	2	30	541	573
2024	1,014	30	109	1,153
2025	—	2,880	155	3,035
2026	—	—	89	89
Thereafter	—	—	439	439
Total - Principal repayments	$1,019	$2,970	$1,393	$5,382
Total - Deferred financing costs and other	$(31)	$(91)	$(14)	$(136)
Total - December 31, 2021	$988	$2,879	$1,379	$5,246
Total - December 31, 2020	$1,007	$2,908	$1,274	$5,189
The weighted average interest rates and terms of total borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2021	2020	2021	2020	2021	2020
Business services	4.3%	4.7%	2.4	3.4	$988	$1,007
Infrastructure services	3.4%	3.9%	3.6	4.6	2,879	2,908
Industrials	8.3%	7.1%	7.6	8.5	1,379	1,274
Total	4.8%	4.8%	4.4	5.3	$5,246	$5,189
Total borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2021	Local currency	December 31, 2020	Local currency
U.S. dollars	$2,878	$2,878	$2,908	$2,908
Brazilian reals	1,379	7,695	1,274	6,622
Australian dollars	985	1,357	994	1,292
Other	4	2	13	29
Total	$5,246		$5,189